Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets	The following table outlines the carrying amounts and classifications of the financial assets and liabilities:

Carrying value as at Dec. 31, 2019
	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Total
Financial assets
Cash and cash equivalents(1)	—	—	411	411
Restricted cash	—	—	32	32
Trade and other receivables	—	—	462	462
Long-term portion of finance lease receivable	—	—	176	176
Risk management assets
Current	71	95	—	166
Long-term	607	33	—	640
Other assets (Note 21)	—	—	47	47
Financial liabilities
Accounts payable and accrued liabilities	—	—	413	413
Dividends payable	—	—	37	37
Risk management liabilities
Current	1	80	—	81
Long-term	1	28	—	29
Credit facilities, long-term debt and finance lease obligations(2)	—	—	3,212	3,212
Exchangeable securities	—	—	326	326

(1) Includes cash equivalents of nil.
(2) Includes current portion.

Carrying value as at Dec. 31, 2018
	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Other financial assets (FVTPL)	Total
Financial assets
Cash and cash equivalents(1)	—	—	89	—	89
Restricted cash	—	—	66	—	66
Trade and other receivables	—	—	731	25	756
Long-term portion of finance lease receivables	—	—	191	—	191
Risk management assets
Current	60	86	—	—	146
Long-term	629	33	—	—	662
Other assets	—	—	37	15	52
Financial liabilities
Accounts payable and accrued liabilities	—	—	496	—	496
Dividends payable	—	—	58	—	58
Risk management liabilities
Current	1	89	—	—	90
Long-term	1	40	—	—	41
Credit facilities, long-term debt and finance lease obligations(2)	—	—	3,267	—	3,267

Disclosure of financial liabilities	The following table outlines the carrying amounts and classifications of the financial assets and liabilities:

Carrying value as at Dec. 31, 2019
	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Total
Financial assets
Cash and cash equivalents(1)	—	—	411	411
Restricted cash	—	—	32	32
Trade and other receivables	—	—	462	462
Long-term portion of finance lease receivable	—	—	176	176
Risk management assets
Current	71	95	—	166
Long-term	607	33	—	640
Other assets (Note 21)	—	—	47	47
Financial liabilities
Accounts payable and accrued liabilities	—	—	413	413
Dividends payable	—	—	37	37
Risk management liabilities
Current	1	80	—	81
Long-term	1	28	—	29
Credit facilities, long-term debt and finance lease obligations(2)	—	—	3,212	3,212
Exchangeable securities	—	—	326	326

(1) Includes cash equivalents of nil.
(2) Includes current portion.

Carrying value as at Dec. 31, 2018
	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Other financial assets (FVTPL)	Total
Financial assets
Cash and cash equivalents(1)	—	—	89	—	89
Restricted cash	—	—	66	—	66
Trade and other receivables	—	—	731	25	756
Long-term portion of finance lease receivables	—	—	191	—	191
Risk management assets
Current	60	86	—	—	146
Long-term	629	33	—	—	662
Other assets	—	—	37	15	52
Financial liabilities
Accounts payable and accrued liabilities	—	—	496	—	496
Dividends payable	—	—	58	—	58
Risk management liabilities
Current	1	89	—	—	90
Long-term	1	40	—	—	41
Credit facilities, long-term debt and finance lease obligations(2)	—	—	3,267	—	3,267

Disclosure for sensitivity ranges for the base fair value

As at Dec. 31	2019		2018
Description	Base fair value	Sensitivity	Base fair value	Sensitivity
Long-term power sale – US	737	+46 -139	801	+116 -116
Unit contingent power purchases	(6)	+1 -1	18	+4 -4
Structured products – Eastern US	7	+2 -2	6	+5 -5
Full requirements – Eastern US	10	+3 -3	—	—
Long-term wind energy sale – Eastern US	(28)	+20 -20	(39)	+21 -21
Others	—	+7 -7	9	+3 -3

Disclosure of risk management strategy related to hedge accounting
The following tables summarize the key factors impacting the fair value of the Level III commodity risk management assets and liabilities by classification level during the years ended Dec. 31, 2019 and 2018, respectively:

	Year ended Dec. 31, 2019			Year ended Dec. 31, 2018
	Hedge	Non-hedge	Total	Hedge	Non-hedge	Total
Opening balance	689	6	695	719	52	771
Changes attributable to:
Market price changes on existing contracts	77	8	85	(7)	(9)	(16)
Market price changes on new contracts	—	14	14	—	4	4
Contracts settled	(57)	(19)	(76)	(90)	(42)	(132)
Change in foreign exchange rates	(31)	(1)	(32)	67	5	72
Transfers into (out of) Level III	—	—	—	—	(4)	(4)
Net risk management assets at end of period	678	8	686	689	6	695
Additional Level III information:
Gains recognized in other comprehensive income	46	—	46	60	—	60
Total gains included in earnings before income taxes	57	21	78	90	—	90
Unrealized gains (losses) included in earnings before income taxes relating to net assets held at period end	—	2	2	—	(42)	(42)

Disclosure of fair value measurement of liabilities
The fair value of financial assets and liabilities measured at other than fair value is as follows:

	Fair value(1)				Total carrying
	Level I	Level II	Level III	Total	value(1)
Exchangeable securities - Dec. 31, 2019	—	342	—	342	326
Long-term debt - Dec. 31, 2019	—	3,157	—	3,157	3,070
Long-term debt - Dec. 31, 2018	—	3,181	—	3,181	3,204
(1) Includes current portion.

Disclosure of difference between transaction price and the fair value determined using valuation model	The difference between the transaction price and the fair value determined using a valuation model, yet to be recognized in net earnings, and a reconciliation of changes is as follows:

As at Dec. 31	2019	2018	2017
Unamortized net gain at beginning of year	49	105	148
New inception gains (losses)	3	(14)	12
Change in foreign exchange rates	—	5	(7)
Amortization recorded in net earnings during the year	(43)	(47)	(48)
Unamortized net gain at end of year	9	49	105